Note 9 - Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
				Number of
				Shares
	Series			Outstanding	Fair Value
	Exercisable	Expiration	Exercise	Under	December 31,
Issuance Date	for	Date	Price	Warrants	2013

December 2008	Series A	December 2, 2018	$0.61	196,721	$44,066
April 2009	Series A	April 2, 2019	0.61	245,900	58,278
November 2010	Series A	November 19, 2020	0.61	163,934	46,393
May 2011	Series B	May 6, 2021	0.05	2,000,000	54,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	108,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	108,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	28,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	28,000
January 2012	Series B	January 31, 2022	0.05	910,445	28,224
February 2012	Series B	February 28, 2022	0.05	738,535	22,895
April 2012	Series B	April 16, 2022	0.05	2,351,019	72,882
April 2012	Series A	April 19, 2022	0.61	73,770	24,934
				16,680,324	$623,672

	Series			Number of	Fair Value as of
	Exercisable	Expiration	Exercise	Warrants	December 31,
Issuance Date	for	Date	Price	Outstanding	2012

December 2008	Series A	December 2, 2018	$0.61	196,721	$50,951
April 2009	Series A	April 2, 2019	0.61	245,900	66,885
November 2010	Series A	November 19, 2020	0.61	163,934	48,524
May 2011	Series B	May 6, 2021	0.05	2,000,000	60,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	120,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	120,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	30,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	30,000
January 2012	Series B	January 31, 2022	0.05	910,445	30,045
February 2012	Series B	February 28, 2022	0.05	738,535	24,372
April 2012	Series B	April 16, 2022	0.05	2,351,019	77,584
April 2012	Series A	April 19, 2022	0.61	73,770	26,852
				16,680,324	$685,213
	Series			Number of	Fair Value as of
	Exercisable	Expiration	Exercise	Warrants	December 31,
Issuance Date	for	Date	Price	Outstanding	2013

December 2008	Series A	December 2, 2018	$0.61	196,721	$44,066
April 2009	Series A	April 2, 2019	0.61	245,900	58,278
November 2010	Series A	November 19, 2020	0.61	163,934	46,393
May 2011	Series B	May 6, 2021	0.05	2,000,000	54,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	108,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	108,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	28,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	28,000
January 2012	Series B	January 31, 2022	0.05	910,445	28,224
February 2012	Series B	February 28, 2022	0.05	738,535	22,895
April 2012	Series B	April 16, 2022	0.05	2,351,019	72,882
April 2012	Series A	April 19, 2022	0.61	73,770	24,934
				16,680,324	$623,672